Adjustments for non-cash items	12 Months Ended
Dec. 31, 2017
Adjustments for non-cash items
Adjustments for non-cash items

Note 25—Adjustments for non-cash items

DKK thousand	2017	2016	2015
Depreciation	4,757	5,410	6,215
Warrant compensation expenses	20,156	22,727	16,947
Income tax receipt	-5,500	-5,500	-5,875
Financial income	-2,048	-592	-139
Financial expenses	25,610	40,781	42,394
Exchange rate adjustments	-17,596	-5,141	-12,068

Total adjustments	25,379	57,685	47,474